EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity(1)	Check if Registered	Name of Originator	Total Assets in ABS by Originator(2)(3)			Assets that were Subject of Demand(3)(4)			Assets that were Repurchased or Replaced(3)(4)(5)			Assets Pending Repurchase or Replacement (within Cure Period)(4)(6)(7)			Demand in Dispute(4)(6)(8)			Demand Withdrawn(4)(6)(9)			Demand Rejected(4)(6)(10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages(1)

FRESB 2023-SB105 Mortgage Trust, Multifamily Pass Through Certificates, Series 2023-SB105	X	Federal Home Loan Mortgage Corporation(11)	107	279,971,558	100.0	1	7,124,000	2.5	1	7,124,000	2.5	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			107	279,971,558	100.00	1	7,124,000	2.5	1	7,124,000	2.5	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Commercial Mortgages Asset Class Total			107	279,971,558	100.00	1	7,124,000	2.5	1	7,124,000	2.5	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00